Cash and cash equivalents and Restricted cash	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.        Cash and cash equivalents and Restricted cash

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise the following:

	December 31,
	2025	2024
Cash on hand	55	34
Cash at banks	26,199	46,803
Total	26,254	46,837

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at December 31, 2025 and 2024, was $26,254 and $46,837, respectively.

As at December 31, 2025 and 2024, the Company had pledged an amount of $2,450 and $3,820, respectively, in order to fulfill collateral requirements. The fair value of the restricted cash as at December 31, 2025 was $2,450, $2,000 included in non-current assets and $450 included in current assets as at December 31, 2025. The fair value of the restricted cash as at December 31, 2024 was $3,820, $2,770 included in non-current assets and $1,050 included in current assets as at December 31, 2024. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.